Financial risk management - Interest rate risk management (Details) - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 05, 2019	Jan. 04, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial risk management
Outstanding long-term debt	$ 4,549,575			$ 4,593,223	$ 4,644,387
Interest rate risk
Financial risk management
Outstanding long-term debt	$ 4,549,575			$ 4,593,223	$ 4,644,387
Percent of long-term debt with fixed interest rate (as a percent)					96.90%
Interest rate (as a percent)					3.10%
Interest rate risk | Three-month LIBOR | Top of range
Financial risk management
Interest rate (as a percent)			2.8038%
Interest rate risk | Three-month LIBOR | Bottom of range
Financial risk management
Interest rate (as a percent)		1.885%
Interest rate risk | Fixed interest rate
Financial risk management
Percent of long-term debt with fixed interest rate (as a percent)	99.00%			98.00%
Interest rate (as a percent)	1.00%			2.00%